Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2019	2018	2017
Net profit (loss) as reported in the statements of operations	4	(35)	(190)
Statutory tax rate	23.0%	23.0%	24.0%
Income Tax under statutory tax rate	1	(8)	(46)

Less full valuation allowance	(1)	8	46

Actual income tax	-	-	-